Property, plant and equipment - Disclosure of undiscontinued annual lease payments, excluding assets to buy back, to be received (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	€ 2,533	€ 885
Due within one year
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	1,031	348
Between one and two years
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	947	310
Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	479	205
Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	58	22
Between four and five years
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	3	0
Later than five years
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	€ 15	€ 0